Risk management and financial instruments (Restated) - Cross Currency Swap Positions (Details) - Cross currency interest rate swaps - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Derivative [Line Items]
Total		$ 807
Original, Prior to being Retranslated
Derivative [Line Items]
Total	$ 807